Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and contingencies [Abstract]
Capital commitments	Property and equipment commitments not provided for are as follows:

	June 30,	December 31,
	2021	2020
	(US$ in millions)
	(Unaudited)	(Audited)
Contracted but not provided for	$222	$385

Significant capital expenditure on property and equipment contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	December 31,
	2019	2020
	(US$ in millions)
Contracted but not provided for	$1,001	$385